Dividends (Details) - ZAR (R) R / shares in Units, R in Thousands													12 Months Ended
	Feb. 25, 2019	Nov. 26, 2018	Aug. 27, 2018	Jun. 04, 2018	Feb. 26, 2018	Nov. 27, 2017	Aug. 28, 2017	Jun. 19, 2017	Feb. 27, 2017	Nov. 28, 2016	Aug. 29, 2016	Jun. 20, 2016	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Dividends [Abstract]
Dividends declared													R 67,572	R 53,268	R 53,026
Dividends paid	R 16,900	R 16,800	R 16,900	R 16,900	R 14,000	R 14,000	R 14,000	R 11,300	R 11,200	R 11,300	R 15,300	R 15,200
Shares issued (in shares)	561,807,639	561,807,639	564,634,076	564,420,145	562,320,145	559,418,095	558,898,901	563,514,561	563,434,240	563,434,240	763,087,500	761,337,500
Treasury shares (in shares)					40,000,000	40,000,000	40,000,000	40,000,000	40,000,000	40,000,000	40,000,000	40,000,000
Per share equivalent of dividend (in ZAR per share)	R 0.03	R 0.03	R 0.03	R 0.03	R 0.025	R 0.025	R 0.025	R 0.02	R 0.02	R 0.02	R 0.02	R 0.02